General information and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2018
The following table summarizes the impact of adopting IFRS 15 on the Company's statement of income or loss and statement of comprehensive income or loss for the year ended December 31, 2018 for each of the line items affected. There was no impact on the Company's balance sheet at December 31, 2018 as the Company did not have any vessels operating in the spot market on that date. Additionally, there was no material impact on the statement of cash flows for the year ended December 31, 2018.

In thousands of U.S. dollars	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15
Revenue
Vessel revenue	$585,047	$(173)	$584,874

Operating expenses
Voyage expenses	(5,146)	177	(4,969)
Total operating expenses	(574,505)	177	(574,328)
Net loss	$(190,071)	$4	$(190,067)

Total comprehensive loss	$(190,071)	$4	$(190,067)